Note 8 - Property and Equipment (Details) - Property and Equipment - USD ($) $ in Thousands	Jan. 31, 2016	Jan. 31, 2015
Cost
Cost	$ 27,828	$ 28,801
Accumulated amortization
Accumulated amortization	19,224	20,972
Net	8,604	7,829
Computer Equipment [Member]
Cost
Cost	26,335	27,218
Accumulated amortization
Accumulated amortization	18,134	19,881
Furniture and Fixtures [Member]
Cost
Cost	1,062	1,117
Accumulated amortization
Accumulated amortization	853	919
Leasehold Improvements [Member]
Cost
Cost	431	466
Accumulated amortization
Accumulated amortization	$ 237	$ 172